ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9%
	AEROSPACE & DEFENSE — 3.6%
271,000	Lockheed Martin Corporation		7.0000	09/15/23	$ 272,497
800,000	Northrop Grumman Corporation		3.2500	08/01/23	795,360
758,000	Textron, Inc.		4.3000	03/01/24	752,025
					1,819,882
	AUTOMOTIVE — 0.6%
153,000	Toyota Motor Credit Corporation MTN(a)	SOFRINDX + 0.330%	5.1390	01/11/24	152,627
155,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.620%	5.4240	03/22/24	154,871
					307,498
	BANKING — 10.8%
548,000	Bank of America Corporation		4.1250	01/22/24	543,448
169,000	Bank of America Corporation(a)	SOFRRATE + 0.660%	5.3590	02/04/25	167,882
933,000	CIT Group, Inc.(b)	SOFRRATE + 3.827%	3.9290	06/19/24	921,745
1,023,000	Citigroup, Inc.		3.8750	10/25/23	1,015,475
417,000	Discover Bank		4.2000	08/08/23	414,543
405,000	Fifth Third Bancorp		3.6500	01/25/24	398,283
284,000	JPMorgan Chase & Company		3.8750	02/01/24	281,439
275,000	KeyBank NA(a)	SOFRRATE + 0.340%	1.4140	01/03/24	272,187
776,000	Truist Bank		3.2000	04/01/24	758,698
67,000	Truist Financial Corporation		3.7500	12/06/23	66,257
680,000	US Bancorp		3.3750	02/05/24	669,216
					5,509,173
	BIOTECH & PHARMA — 2.0%
565,000	AstraZeneca PLC		0.3000	05/26/23	563,226
436,000	Bristol-Myers Squibb Company		7.1500	06/15/23	436,745
					999,971
	CONSUMER SERVICES — 0.4%
196,000	Princeton Theological Seminary		4.1050	07/01/23	195,265

	DIVERSIFIED INDUSTRIALS — 0.9%
455,000	Parker-Hannifin Corporation		3.6500	06/15/24	448,144

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9% (Continued)
	E-COMMERCE DISCRETIONARY — 2.3%
494,000	Amazon.com, Inc.		0.2500	05/12/23	$ 493,470
150,000	Amazon.com, Inc.		2.7300	04/13/24	147,079
551,000	Amazon.com, Inc.		4.7000	11/29/24	553,523
					1,194,072
	ELECTRIC UTILITIES — 4.6%
105,000	Duke Energy Corporation		3.7500	04/15/24	103,329
204,000	Eversource Energy		4.2000	06/27/24	201,821
292,000	Florida Power & Light Company(a)	SOFRRATE + 0.250%	4.9440	05/10/23	291,944
237,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	5.1860	01/12/24	236,074
207,000	NextEra Energy Capital Holdings, Inc.		2.9400	03/21/24	202,703
322,000	Southern Company (The)		0.6000	02/26/24	310,280
1,001,000	Virginia Electric and Power Company Series 2014A		3.4500	02/15/24	988,140
					2,334,291
	ENTERTAINMENT CONTENT — 1.6%
819,000	Walt Disney Company (The)		4.0000	10/01/23	813,898

	HEALTH CARE FACILITIES & SERVICES — 1.1%
490,000	Humana, Inc.		0.6500	08/03/23	484,142
67,000	McKesson Corporation		3.7960	03/15/24	66,124
					550,266
	INSTITUTIONAL FINANCIAL SERVICES — 4.9%
31,000	Bank of New York Mellon Corporation (The)		3.4500	08/11/23	30,840
399,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	394,558
486,000	Goldman Sachs Group Inc (The)		3.6250	02/20/24	479,692
532,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 0.700%	5.5030	01/24/25	529,381
747,000	Morgan Stanley		3.8750	04/29/24	736,593
110,000	Morgan Stanley(a)	SOFRRATE + 0.625%	5.4330	01/24/25	108,908
221,000	Morgan Stanley(a)	SOFRRATE + 1.165%	5.9700	04/17/25	221,231
					2,501,203
	INSURANCE — 2.4%
35,000	Marsh & McLennan Companies, Inc.		3.8750	03/15/24	34,565

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9% (Continued)
	INSURANCE — 2.4% (Continued)
500,000	New York Life Global Funding(c)		1.1000	05/05/23	$ 499,824
500,000	New York Life Global Funding(c)		3.1500	06/06/24	490,639
193,000	Principal Financial Group, Inc.		3.1250	05/15/23	192,824
					1,217,852
	LEISURE FACILITIES & SERVICES — 2.9%
602,000	Hyatt Hotels Corporation		1.3000	10/01/23	593,152
526,000	Marriott International, Inc.		4.1500	12/01/23	522,262
373,000	Marriott International, Inc.		3.7500	03/15/25	363,884
					1,479,298
	MACHINERY — 3.3%
1,125,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.170%	4.9790	01/10/24	1,122,633
579,000	John Deere Capital Corporation(a)	SOFRRATE + 0.560%	5.2830	03/07/25	575,475
					1,698,108
	SPECIALTY FINANCE — 6.6%
424,000	American Express Company		3.4000	02/22/24	418,282
449,000	American Express Company		3.3750	05/03/24	440,662
706,000	Capital One Financial Corporation		3.9000	01/29/24	696,843
85,000	Capital One Financial Corporation		3.7500	04/24/24	83,200
674,000	Penske Truck Leasing Company Lp / PTL Finance(c)		3.9000	02/01/24	664,842
1,049,000	Synchrony Financial		4.3750	03/19/24	1,027,093
					3,330,922
	TOBACCO & CANNABIS — 2.2%
150,000	Altria Group, Inc.		2.9500	05/02/23	150,000
969,000	Philip Morris International, Inc.		5.1250	11/15/24	974,754
					1,124,754
	TRANSPORTATION & LOGISTICS — 1.7%
307,000	JB Hunt Transport Services, Inc.		3.8500	03/15/24	302,078
131,000	Ryder System, Inc.		3.7500	06/09/23	130,760
441,000	Ryder System, Inc.		3.6500	03/18/24	433,936
					866,774
	TOTAL CORPORATE BONDS (Cost $26,496,246)				26,391,371

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.0%
	AIRPORTS — 1.2%
275,000	City of Houston TX Airport System Revenue	1.0540	07/01/23	$ 273,131
350,000	Port of Seattle WA	2.8360	05/01/24	342,608
				615,739
	COUNTY — 0.8%
400,000	County of Westchester NY	2.5000	07/01/23	398,323

	ECONOMIC & INDUSTY DEVELOPMENT — 0.7%
205,000	New York State Energy Research & Development	4.3360	04/01/24	203,124
160,000	New York State Energy Research & Development	3.6200	04/01/25	155,995
				359,119
	GOVERNMENT LEASE — 1.2%
625,000	City of Tempe AZ	0.3680	07/01/23	619,897

	HIGHER EDUCATION — 0.8%
390,000	Texas A&M University	5.0000	05/15/23	389,968

	INCOME TAX FINANCING — 1.2%
110,000	New York City Transitional Finance Authority	3.2500	08/01/23	109,487
520,000	New York City Transitional Finance Authority	2.5700	11/01/23	513,575
				623,062
	SALES TAX — 0.8%
420,000	State of Illinois Sales Tax Revenue	0.6130	06/15/23	417,504

	SINGLE-FAMILY HOUSING — 0.3%
175,000	Michigan State Housing Development Authority	0.4360	06/01/23	174,298

	STATE — 1.8%
115,000	Commonwealth of Massachusetts	2.9000	05/01/23	115,000
555,000	Port Authority of New York & New Jersey	1.0860	07/01/23	551,086
260,000	State of New York	0.5300	03/15/24	250,044
				916,130

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 9.0% (Continued)
	TOLL ROADS, BRIDGES & TUNNELS — 0.2%
80,000	New Jersey Turnpike Authority		3.0860	01/01/24	$ 78,939

	TOTAL MUNICIPAL BONDS (Cost $4,627,088)				4,592,979

	U.S. GOVERNMENT & AGENCIES — 39.6%
	GOVERNMENT SPONSORED — 4.0%
1,090,000	Federal Home Loan Banks		5.0000	11/09/23	1,089,803
945,000	Federal Home Loan Banks		5.2500	06/14/24	951,524
					2,041,327
	U.S. TREASURY BILLS — 31.7%
5,200,000	United States Treasury Bill(d)		0.0000	06/20/23	5,165,224
1,500,000	United States Treasury Bill(d)		0.0000	06/27/23	1,488,458
1,200,000	United States Treasury Bill(d)		0.0000	07/05/23	1,189,475
1,000,000	United States Treasury Bill(d)		0.0000	07/11/23	990,445
800,000	United States Treasury Bill(d)		0.0000	08/01/23	789,870
1,100,000	United States Treasury Bill(d)		0.0000	08/08/23	1,084,920
5,000,000	United States Treasury Bill(d)		0.0000	08/15/23	4,926,845
510,000	United States Treasury Bill(d)		0.0000	08/22/23	502,016
					16,137,253
	U.S. TREASURY NOTES — 3.9%
1,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M - 0.015%	5.1160	01/31/24	1,000,152
1,000,000	United States Treasury Note		2.5000	01/31/24	982,263
					1,982,415
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,153,214)				20,160,995

	TOTAL INVESTMENTS - 100.5% (Cost $51,276,548)				$ 51,145,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				(267,939)
	NET ASSETS - 100.0%				$ 50,877,406

PLC	- Public Limited Company
SOFRINDX	SOFRINDX
SOFRRATE	United States SOFR Secured Overnight Financing Rate
USBMMY3M	US Treasury 3 Month Bill Money Market Yield
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on April 30, 2023.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2023 the total market value of 144A securities is $1,655,305 or 3.3% of net assets.
(d)	Zero coupon bond.